Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Maximum balance of short-term borrowings	$ 15,950
Percentage of repurchase agreements collateralized by Government securities	100.00%
Carrying value of pledged assets	30,770	31,921
Maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB")	132,601
Amount outstanding with Federal Home Loan Bank ("FHLB")	38,450
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Carrying value of pledged assets	$ 8,021